As filed with the Securities and Exchange Commission on November 16, 2007

Securities Act File No. 2-36429

Investment Company Act File No. 811-2033

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    ☒

Pre-Effective Amendment No.       ☐

Post-Effective Amendment No. 90       ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     ☒

Amendment No. 60

(Check appropriate box or boxes)

THE RESERVE FUND

(Exact Name of Registrant as Specified in Charter)

1250 Broadway

New York, NY 10001-3701

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:  (212) 401-5500

Christina M. Massaro

The Reserve

1250 Broadway

New York, NY 10001-3701

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐                                    immediately upon filing pursuant to paragraph (b)

☒                                  on November 30, 2007 pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of rule 485.

Explanatory Note

This Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until November 30, 2007, the effectiveness of the registration statement filed in Post-Effective Amendment No. 86 on August 27, 2007, pursuant to paragraph (a) of Rule 485 under the 1933 Act. The effectiveness of the registration statement was previously delayed in the Post-Effective Amendment No. 88 filed on October 25, 2007, pursuant to paragraph b(1)(iii) of Rule 485 under the 1933 Act and the Post-Effective Amendment No. 89 filed on November 8, 2007, pursuant to paragraph b(1)(iii) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 90 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 87.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 90 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 15th day of November, 2007.

THE RESERVE FUND

By:	/s/ Bruce R. Bent II
Bruce R. Bent II, Co-Chief Executive Officer,
Senior Vice President and Assistant Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 90 has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
	Chairman, President,	November 15, 2007
/s/ Bruce R. Bent	Treasurer and Trustee
Bruce R. Bent

	Co-Chief Executive Officer,	November 15, 2007
/s/ Arthur T. Bent III	Senior Vice President and
Arthur T. Bent III	Assistant Secretary

	Co-Chief Executive Officer,	November 15, 2007
/s/ Bruce R. Bent II	Senior Vice President and
Bruce R. Bent II	Assistant Treasurer

William Viklund	Trustee	November 15, 2007
William Viklund*

Joseph D. Donnelly	Trustee	November 15, 2007
Joseph D. Donnelly*

Edwin Ehlert, Jr.	Trustee	November 15, 2007
Edwin Ehlert, Jr.*

William J. Montgoris	Trustee	November 15, 2007
William J. Montgoris*

Signature	Title	Date

Frank J. Stalzer	Trustee	November 15, 2007
Frank J. Stalzer*

Santa Albicocco	Trustee	November 15, 2007
Santa Albicocco*

Stephen P. Zieniewicz	Trustee	November 15, 2007
Stephen P. Zieniewicz*

Ronald J. Artinian	Trustee	November 15, 2007
Ronald J. Artinian*

* By:	/s/ Bruce R. Bent
Bruce R. Bent as Attorney-in-Fact

*	Power of Attorney, dated June 26, 2007, is incorporated herein by reference to Post-Effective Amendment No. 87.